Concentration of credit risks	12 Months Ended
Dec. 31, 2025
Concentration of credit risks
Concentration of credit risks

Note 5.Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash and cash equivalents is mostly held with one large financial institution. Management believes that the financial institution that holds most of our cash and cash equivalents is financially sound and, accordingly, is subject to minimal credit risk. However, to the extent that such deposits exceed the maximum insurance levels, they are uninsured.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue was 10% or higher than the respective total consolidated net sales for the years ended December 31, 2025, 2024 or 2023, and the clients whose net trade accounts receivable balances (excluding related party receivables) represented 10% or more of total consolidated net trade accounts receivable balances as of December 31, 2025 and December 31, 2024. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

Revenue concentration	12 months ended December 31,
(% of total net sales)	2025	2024	2023
Multinational electronics contract manufacturing company	2%	4%	15%
International digital security company	0%	0%	12%
International computer and hardware manufacturer	12%	36%	5%
International distributor of semiconductors, electronics	13%	5%	2%

Receivables concentration	As at December 31, 2025		As at December 31, 2024
(% of total accounts receivable and maximum amount of loss due to credit risk)%		USD’000%		USD’000
International computer and hardware manufacturer	28%	1,196	47%	1,804
International electronic security systems manufacturer	—	—	10%	400
International cables designer and manufacturer	11%	460	1%	34